PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Value-added tax deductable		685,696,580	463,771,911
Deposit for customer duty, bidding and others		68,027,240	39,412,046
Rental deposit and prepayment		31,054,808	7,876,610
Prepayment for share repurchase		25,471,153	25,173,532
Prepaid professional service fee		18,824,241	5,646,098
Prepayment for income tax		17,439,451	5,992,644
Employee advances		15,602,935	10,357,581
Prepaid insurance premium		15,060,226	9,407,769
Deposits related to acquisition of subsidiaries		10,000,000
Deposits related to construction of solar projects		9,880,000	9,880,000
Others		19,599,010	14,335,784
Total	$ 147,738,072	916,655,644	591,853,975